Investment in subsidiaries	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Investment in subsidiaries
7.	Investment in subsidiaries

(a)	The summarized financial information of the controlling company and the Group’s major subsidiaries as of December 31, 2022 and 2023 is as follows:

	2022				2023
Investees (*1)(*2)	Asset balance		Liability balance	Equity balance	Asset balance	Liability balance	Equity balance
Shinhan Financial Group (separate)	~~W~~	37,456,314	10,779,765	26,676,549	37,289,554	11,190,413	26,099,141
Shinhan Bank		491,981,392	460,814,132	31,167,260	508,497,276	474,966,063	33,531,213
Shinhan Card Co., Ltd.		43,050,321	35,591,567	7,458,754	43,420,162	35,365,175	8,054,987
Shinhan Securities Co., Ltd.		43,821,578	38,479,027	5,342,551	52,497,500	47,131,211	5,366,289
Shinhan Life Insurance Co., Ltd.		56,501,131	48,380,592	8,120,539	58,641,345	50,218,211	8,423,134
Shinhan Capital Co., Ltd.		13,035,892	11,048,996	1,986,896	13,018,880	10,791,281	2,227,599
Jeju Bank		7,320,304	6,798,450	521,854	7,162,714	6,626,863	535,851
Shinhan Asset Management Co., Ltd.		319,511	88,519	230,992	409,246	134,030	275,216
SHC Management Co., Ltd.		9,746	—	9,746	10,051	—	10,051
Shinhan DS		107,366	59,833	47,533	137,141	85,417	51,724
Shinhan Savings Bank		3,043,506	2,723,713	319,793	3,046,110	2,696,597	349,513
Shinhan Asset Trust Co., Ltd.		435,815	110,981	324,834	463,445	85,555	377,890
Shinhan Fund Partners Co., Ltd (*3)		94,725	10,147	84,578	110,849	20,136	90,713
Shinhan REITs Management Co., Ltd.		58,610	5,559	53,051	72,018	9,522	62,496
Shinhan AI Co., Ltd.		41,431	2,264	39,167	35,674	940	34,734
Shinhan Venture Investment Co., Ltd.		140,310	63,309	77,001	171,783	90,515	81,268
Shinhan EZ General Insurance Co., Ltd.		220,808	84,190	136,618	261,204	131,875	129,329

(*1)	The consolidated financial statements of the consolidated subsidiaries are based on consolidated financial statements, if applicable.
(*2)
Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.

(*3)	Shinhan AITAS Co., Ltd. has changed its name to Shinhan Fund Partners Co., Ltd. on April 3, 2023.

(b)	The summarized income information of the controlling company and the Group’s major subsidiaries for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021				2022			2023
Investees (*1)(*2)	Operating Revenue		Net Income (*3)	Comprehensive Income (*3)	Operating Revenue	Net Income (*3)	Comprehensive Income (*3)	Operating Revenue	Net Income (*3)	Comprehensive Income (*3)
Shinhan Financial Group (separate)	~~W~~	1,875,675	1,413,956	1,413,675	1,806,604	1,249,251	1,251,294	2,160,092	1,671,011	1,669,579
Shinhan Bank		23,540,347	2,494,894	2,396,829	35,514,460	3,045,732	2,394,238	37,459,678	3,067,991	3,707,829
Shinhan Card Co., Ltd.		4,359,627	676,297	710,090	4,761,181	644,555	671,113	5,378,610	621,908	583,014
Shinhan Securities Co., Ltd.		7,592,350	320,662	366,000	10,548,842	412,339	427,451	9,947,400	100,840	128,378
Shinhan Life Insurance Co., Ltd.		7,079,569	174,811	(162,161)	6,377,305	449,392	(143,049)	6,451,715	472,395	475,656
Orange Life Insurance Co., Ltd.		2,112,353	216,826	(96,157)	—	—	—	—	—	—
Shinhan Capital Co., Ltd.		783,890	274,855	275,760	922,592	303,276	307,988	1,204,941	304,024	298,609
Jeju Bank		204,543	18,446	11,739	275,582	22,820	11,657	371,210	5,101	20,189
Shinhan Credit Information Co., Ltd. (*4)		42,417	1,936	2,079	20,705	1,029	1,450	—	—	—
Shinhan Alternative Investment Management Inc.		28,010	9,163	9,163	—	—	—	—	—	—
Shinhan Asset Management Co., Ltd.		107,598	32,152	32,066	174,242	37,064	36,892	171,145	51,272	51,225
SHC Management Co., Ltd.		—	(7)	(7)	—	110	110	—	305	305
Shinhan DS		244,445	4,100	5,653	279,453	6,835	7,739	322,895	7,954	4,191
Shinhan Savings Bank		163,643	30,310	30,037	241,013	38,384	37,884	273,630	29,943	29,724
Shinhan Asset Trust Co., Ltd.		144,971	75,823	75,972	152,563	73,654	74,236	148,980	53,430	53,055
Shinhan Fund Partners Co., Ltd. (*5)		53,005	9,816	9,816	55,270	9,500	9,500	62,674	12,193	12,193
Shinhan REITs Management Co., Ltd.		16,440	8,481	8,469	11,433	540	609	21,512	9,485	9,446
Shinhan AI Co., Ltd.		12,106	478	455	10,668	(2,217)	(2,301)	8,727	(4,596)	(4,432)
Shinhan Venture Investment Co., Ltd.		32,134	15,929	15,750	19,839	1,526	1,418	28,209	4,441	4,266
Shinhan EZ General Insurance Co., Ltd. (*6)		—	—	—	10,228	(5,438)	(5,062)	43,747	(7,778)	(7,289)

(*1)	The consolidated financial statements of the consolidated subsidiaries are based on consolidated financial statements, if applicable.
(*2)
Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.

(*3)	This amount includes non-controlling interests.
(*4)
On July 28, 2022, the Company disposed 100% of shares to Shinhan Card Co., Ltd. The amount as of December 31, 2022 is revenue, net income (loss) and total comprehensive income before the disposal of Shinhan Card Co., Ltd.

(*5)	Shinhan AITAS Co., Ltd. has changed its name to Shinhan Fund Partners Co., Ltd. on April 3, 202 3 .
(*6)	For the acquired company, the amount is from the consolidated statements of comprehensive income for the period after the acquisition point.

(c)	Change in the scope of consolidation
Change in consolidated subsidiaries for the years ended December 31, 2021 and 2022 are as follows:

2021
	Company	Description
Included	Shinhan Life Insurance Vietnam Co., Ltd.	Newly acquired subsidiary
Included	Shinhan CubeOn Co., Ltd.	Newly acquired subsidiary
Excluded	Orange Life Insurance Co., Ltd.	Extinguished due to merger with Shinhan Life Insurance Co., Ltd.

2022
	Company	Description
Included	Shinhan EZ General Insurance Co., Ltd.	Newly acquired subsidiary
Excluded	Shinhan Alternative Investment Management Inc.	Extinguished due to merger with Shinhan Asset Management Co., Ltd.

(*)	Subsidiaries such as trust, beneficiary certificate, corporate restructuring fund and private equity fund which are not actually operating their own business are excluded.